Transactions With Related Parties Other Affiliated Companies (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Other Affiliated Companies [Member]
Related Party Transaction [Line Items]
Value of each panamax tanker acquired			$ 54,500
Number of vessels acquired			4
Unpaid loan balance assumed	$ 939,514	$ 1,030,798	$ 86,024